CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income (Loss) Per Common Share (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Weighted Average Shares Used in Calculations of Basic and Diluted Net Income Per Share [Abstract]
Basic weighted average common shares (in thousands)			696,055,000	649,525,000
Effect of dilution:
Diluted weighted average common shares (in shares)	696,055,000		696,055,000	649,525,000
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)			14,000
Cablevision Systems Corporation And Subsidiaries
Reconciliation of Weighted Average Shares Used in Calculations of Basic and Diluted Net Income Per Share [Abstract]
Basic weighted average common shares (in thousands)		272,035,000		272,035,000	269,388,000
Effect of dilution:
Stock options (in shares)				4,444,000	3,532,000
Restricted stock awards (in shares)				3,720,000	3,419,000
Diluted weighted average common shares (in shares)		280,199,000		280,199,000	276,339,000
Stock Options | Cablevision Systems Corporation And Subsidiaries
Effect of dilution:
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)				0	1,160,000
Performance Shares | Cablevision Systems Corporation And Subsidiaries
Effect of dilution:
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)					1,772,000